OTHER RECEIVABLE	9 Months Ended
Sep. 30, 2020
ACCOUNT RECEIVABLES
NOTE 8 - OTHER RECEIVABLE

Other receivable consists of the following:

	September 30, 2020	December 31, 2019
Rental deposit	$254,600	-
Others	21,800	-
	276,400	-

Management periodically reviews account balance. If any indication occurs, the allowance for doubtful debts would be recognized. No such allowance has been recognized during the nine months ended September 30, 2020.